Provision for Silicosis Settlement (Tables)	12 Months Ended
Jun. 30, 2019
Other provisions, contingent liabilities and contingent assets [Abstract]
Reconciliation of the Total Provision for the Silicosis Settlement
The following is a reconciliation of the total provision for environmental rehabilitation:

	SA rand
Figures in million	2019	2018

Balance at beginning of year	3 309	2 638
Change in estimate - Balance sheet[1]	(439)	(175)
Change in estimate - Income statement	33	67
Utilisation of provision	(86)	(94)
Time value of money and inflation component of rehabilitation costs	208	191
Acquisitions[2]	—	663
Transfer [3]	37	—
Translation	(8)	19

Balance at end of year	3 054	3 309
[1] The biggest contributor was Moab Khotsong, where a decrease of R240 million was recognised following on alignment of the methodology and other assumptions including rates.
[2] The 2018 acquisition relates to the Moab Khotsong operations (refer to note 12).
[3] Refer to note 28 for details.
The following is a reconciliation of the total provision for the silicosis settlement:

	SA rand
Figures in million	2019	2018

Balance at beginning of year	925	917
Change in estimate	(62)	(68)
Time value of money and inflation component	79	76

Balance at end of year	942	925

Disclosure of the Impact of a Reasonable Change in Certain Key Assumptions
The impact of a reasonable change in certain key assumptions would increase or decrease the provision amount by the following amounts:

	SA rand
Figures in million	2019	2018

Effect of an increase in the assumption:

Change in benefit take-up rate[1]	66	65
Change in silicosis prevalence[2]	66	65
Change in disease progression rates[3]	33	31

Effect of a decrease in the assumption:

Change in benefit take-up rate[1]	(66)	(65)
Change in silicosis prevalence[2]	(66)	(65)
Change in disease progression rates[3]	(33)	(31)

[1] Change in benefit take-up rate: the take-up rate does not affect the legal cost allocation, but a 10% change results in a proportionate change in the other values.
[2] Change in the silicosis prevalence: the assumptions that will result in a change in the estimated number of cases are either a 10% change in the assumed labour number or a 10% change in the disease risk.
[3] Change in disease progression rates: a one year shorter/longer disease progression period was used. This assumption is not applicable to the dependant or TB classes.